Business And Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2013
Business And Summary Of Significant Accounting Policies [Abstract]
Basis Of Financial Information

Basis of Financial Information

The accounting and financial reporting policies of CIT Group Inc. conform to generally accepted accounting principles (“GAAP”) in the United States and the preparation of the consolidated financial statements is in conformity with GAAP which requires management to make estimates and assumptions that affect reported amounts and disclosures.  Actual results could differ from those estimates and assumptions.  Some of the more significant estimates include: allowance for loan losses, loan impairment, fair value determination, lease residual values, liabilities for uncertain tax positions, realizability of deferred tax assets and goodwill assets.  Additionally where applicable, the policies conform to accounting and reporting guidelines prescribed by bank regulatory authorities.

Principles Of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include financial information related to CIT Group Inc. and its majority-owned subsidiaries and those variable interest entities (“VIEs”) where the Company is the primary beneficiary.

In preparing the consolidated financial statements, all significant inter-company accounts and transactions have been eliminated.  Assets held in an agency or fiduciary capacity are not included in the consolidated financial statements.

Discontinued Operation

Discontinued Operation

On April 25, 2014, the Company completed the sale of its student lending business.  As a result, the student lending business is reported as a discontinued operation.  The business had been included in the Non-Strategic Portfolios segment and consisted of a portfolio of U.S. Government-guaranteed student loans.  The portfolio was in run-off and had been transferred to assets held for sale (“AHFS”) at the end of 2013.  See Note 2 – Discontinued Operation.

Financing And Leasing Assets

Financing and Leasing Assets

CIT extends credit to customers through a variety of financing arrangements; including term loans, revolving credit facilities, capital leases (direct finance leases) and operating leases.  The amounts outstanding on term loans, revolving credit facilities and capital leases are referred to as finance receivables.  In certain instances, we use the term “Loans” synonymously, as presented on the balance sheet. These finance receivables, when combined with Assets held for sale and Operating lease equipment, net are referred to as financing and leasing assets.

It is CIT’s expectation that the majority of the loans and leases originated will be held for the foreseeable future or until maturity. In certain situations, for example to manage concentrations and/or credit risk or where returns no longer meet specified targets, some or all of certain exposures are sold. Loans for which the Company has the intent and ability to hold for the foreseeable future or until maturity are classified as held for investment (“HFI”). If the Company no longer has the intent or ability to hold loans for the foreseeable future, then the loans are transferred to assets held for sale (“AHFS”). Loans originated with the intent to resell are classified as AHFS.

Loans originated and classified as HFI are recorded at amortized cost. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to interest income over the lives of the related loans. Unearned income on leases and discounts and premiums on loans purchased are amortized to interest income using the effective interest method. Direct financing leases originated and classified as HFI are recorded at the aggregate future minimum lease payments plus estimated residual values less unearned finance income.  Management performs periodic reviews of estimated residual values, with other than temporary impairment (“OTTI”) recognized in current period earnings.

Operating lease equipment is carried at cost less accumulated depreciation. Operating lease equipment is depreciated to its estimated residual value using the straight-line method over the lease term or estimated useful life of the asset.

In the operating lease portfolio, maintenance costs incurred that exceed maintenance funds collected for commercial aircraft are expensed if they do not provide a future economic benefit and do not extend the useful life of the aircraft. Such costs may include costs of routine aircraft operation and costs of maintenance and spare parts incurred in connection with re-leasing an aircraft and during the transition between leases. For such maintenance costs that are not capitalized, a charge is recorded in expense at the time the costs are incurred. Income recognition related to maintenance funds collected and not used during the life of the lease is deferred to the extent management estimates costs will be incurred by subsequent lessees performing scheduled maintenance. Upon the disposition of an aircraft, any excess maintenance funds that exist are recognized as Other Income.

If it is determined that a loan should be transferred from HFI to AHFS, then the balance is transferred at the lower of cost or fair value. At the time of transfer, a write-down of the loan is recorded as a charge-off when the carrying amount exceeds fair value and the difference relates to credit quality, otherwise the write-down is recorded as a reduction in Other Income, and any allowance for loan loss is reversed. Once classified as AHFS, the amount by which the carrying value exceeds fair value is recorded as a valuation allowance and is reflected as a reduction to Other Income.

If it is determined that a loan should be transferred from AHFS to HFI, the loan is transferred at the lower of cost or fair value on the transfer date, which coincides with the date of change in management’s intent. The difference between the carrying value of the loan and the fair value, if lower, is reflected as a loan discount at the transfer date, which reduces its carrying value. Subsequent to the transfer, the discount is accreted into earnings as an increase to interest income over the life of the loan using the effective interest method.

Revenue Recognition

Revenue Recognition

Interest income on loans (both HFI and AHFS) and direct financing leases is recognized using the effective interest method or on a basis approximating a level rate of return over the life of the asset. Interest income includes a component of accretion of the fair value discount on loans and lease receivables recorded in connection with Fresh Start Accounting (“FSA”), which is accreted using the effective interest method as a yield adjustment over the remaining term of the loan and recorded in interest income.  See Fresh Start Accounting further in this section.

Rental revenue on operating leases is recognized on a straight line basis over the lease term and is included in Non-interest Income. An intangible asset was recorded in FSA to adjust for carrying value of above or below market operating lease contracts to their fair value. These adjustments (net) are amortized into rental income on a straight line basis over the remaining term of the respective lease.

The recognition of interest income (including accretion) on commercial loans and finance receivables is suspended and an account is placed on non-accrual status when, in the opinion of management, full collection of all principal and interest due is doubtful. To the extent the estimated cash flows, including fair value of collateral, does not satisfy both the principal and accrued interest outstanding, accrued but uncollected interest at the date an account is placed on non-accrual status is reversed and charged against interest income. Subsequent interest received is applied to the outstanding principal balance until such time as the account is collected, charged-off or returned to accrual status. Interest on loans or capital leases that are on cash basis non-accrual do not accrue interest income; however, payments designated by the borrower as interest payments may be recorded as interest income. To qualify for this treatment, the remaining recorded investment in the loan or capital lease must be deemed fully collectable.

The recognition of interest income (including accretion) on certain small ticket commercial loans and lease receivables is suspended and all previously accrued but uncollected revenue is reversed, when payment of principal and/or interest is contractually delinquent for 90 days or more. Accounts, including accounts that have been modified, are returned to accrual status when, in the opinion of management, collection of remaining principal and interest is reasonably assured, and upon collection of six consecutive scheduled payments.

The Company periodically modifies the terms of finance receivables in response to borrowers’ financial difficulties. These modifications may include interest rate changes, principal forgiveness or payment deferments. The finance receivables that are modified, where a concession has been made to the borrower, are accounted for as Troubled Debt Restructurings (“TDR’s”). TDR’s are generally placed on non-accrual upon their restructuring and remain on non-accrual until, in the opinion of management, collection of remaining principal and interest is reasonably assured, and upon collection of six consecutive scheduled payments.

Allowance for Loan Losses on Finance Receivables

Allowance for Loan Losses on Finance Receivables

The allowance for loan losses is intended to provide for credit losses inherent in the loan and lease receivables portfolio and is periodically reviewed for adequacy considering credit quality indicators, including expected and historical losses and levels of and trends in past due loans, non-performing assets and impaired loans, collateral values and economic conditions.

The allowance for loan losses on finance receivables for CIT reflects estimated amounts for loans originated subsequent to the emergence date, and amounts required in excess of the remaining FSA discount on loans that were on the balance sheet at the emergence date. The allowance for loan losses on finance receivables originated as of or subsequent to emergence is determined based on three key components: (1) specific allowances for loans that are impaired, based upon the value of underlying collateral or projected cash flows, (2) non-specific allowances for estimated losses inherent in the portfolio based upon the expected loss over the loss emergence period projected loss levels and (3) allowances for estimated losses inherent in the portfolio based upon economic risks, industry and geographic concentrations, and other factors. Changes to the Allowance for Loan Losses are recorded in the Provision for Credit Losses.

With respect to assets transferred from HFI to AHFS, a charge off is recognized to the extent carrying value exceeds the expected cash flows and the difference relates to credit quality.

An approach similar to the allowance for loan losses is utilized to calculate a reserve for losses related to unfunded loan commitments and deferred purchase commitments associated with the Company’s factoring business. A reserve for unfunded loan commitments is maintained to absorb estimated probable losses related to these facilities. The adequacy of the reserve is determined based on periodic evaluations of the unfunded credit facilities, including an assessment of the probability of commitment usage, credit risk factors for loans outstanding to these same customers, and the terms and expiration dates of the unfunded credit facilities. The reserve for unfunded loan commitments is recorded as a liability on the Consolidated Balance Sheet. Net adjustments to the reserve for unfunded loan commitments are included in the provision for credit losses.

Finance receivables are divided into the following portfolio segments, which correspond to the Company’s business segments; Transportation & International Finance (“TIF”), North American Commercial Finance (“NACF”) and Non-Strategic Portfolios (“NSP”).  Within each portfolio segment, credit risk is assessed and monitored in the following classes of loans; within TIF, Transportation Finance and International Finance, and within NACF, Corporate Finance, Equipment Finance, Real Estate Finance, and Commercial Services.  The allowance is estimated based upon the finance receivables in the respective class.

The allowance policies described above related to specific and non-specific allowances, and the impaired finance receivables and charge-off policies that follow, are applied across the portfolio segments and loan classes. Given the nature of the Company’s business, the specific allowance is largely related to the NACF and TIF portfolio segments. The non-specific allowance, which considers the Company’s internal system of probability of default and loss severity ratings, among other factors, is applicable to all the portfolio segments.

Impaired Finance Receivables

Impaired Finance Receivables

Impaired finance receivables (including loans or capital leases) of $500 thousand or greater that are placed on non-accrual status, largely in the Corporate Finance, Commercial Services, Transportation Finance and International Finance loan classes, are subject to periodic individual review by the Company’s problem loan management (“PLM”) function. The Company excludes small-ticket loan and lease receivables, largely in  Equipment Finance and NSP, that have not been modified in a troubled debt restructuring, as well as short-term factoring receivables in Commercial Services, from its impaired finance receivables disclosures as charge-offs are typically determined and recorded for such loans beginning at 120-150 days of contractual delinquency.

Impairment occurs when, based on current information and events, it is probable that CIT will be unable to collect all amounts due according to contractual terms of the agreement. Impairment is measured as the shortfall between estimated value and recorded investment in the finance receivable, with the estimated value determined using fair value of collateral and other cash flows if the finance receivable is collateralized, or the present value of expected future cash flows discounted at the contract’s effective interest rate.

Charge Off Of Finance Receivables

Charge-off of Finance Receivables

Charge-offs on loans are recorded after considering such factors as the borrower’s financial condition, the value of underlying collateral and guarantees (including recourse to dealers and manufacturers), and the status of collection activities. Such charge-offs are deducted from the carrying value of the related finance receivables. This policy is largely applicable in the Corporate Finance, Equipment Finance, Real Estate Finance,  Commercial Services and Transportation Finance loan classes. Charge-offs on certain small ticket commercial finance receivables, primarily in NSP, are recorded beginning at 120 to150 days of contractual delinquency. Charge-offs on loans originated are reflected in the provision for credit losses.  Charge-offs on loans with an FSA discount are first allocated to the respective loan’s fresh start discount, then to the extent a charge-off amount exceeds such discount, to provision for credit losses. Collections on accounts previously charged off in the post-emergence period are recorded as recoveries in the provision for credit losses. Collections on accounts previously charged off in the pre-emergence period are recorded as recoveries in other income. Collections on accounts previously charged off prior to transfer to AHFS are recorded as recoveries in other income.

Delinquent Finance Receivables

Delinquent Finance Receivables

A loan is considered past due for financial reporting purposes if default of contractual principal or interest exists for a period of 30 days or more.  Past due loans consist of both loans that are still accruing interest as well as loans on non-accrual status.

Long-Lived Assets

Long-Lived Assets

A review for impairment of long-lived assets, such as operating lease equipment, is performed at least annually or when events or changes in circumstances indicate that the carrying amount of long-lived assets may not be recoverable. Impairment of assets is determined by comparing the carrying amount to future undiscounted net cash flows expected to be generated. If an asset is impaired, the impairment is the amount by which the carrying amount exceeds the fair value of the asset. Fair value is based upon discounted cash flow analysis and available market data. Current lease rentals, as well as relevant and available market information (including third party sales for similar equipment, and published appraisal data), are considered both in determining undiscounted future cash flows when testing for the existence of impairment and in determining estimated fair value in measuring impairment. Depreciation expense is adjusted when projected fair value at the end of the lease term is below the projected book value at the end of the lease term. Assets to be disposed of are included in assets held for sale in the Consolidated Balance Sheet and reported at the lower of the carrying amount or fair value less disposal costs.

Investments

Investments

Debt and equity securities classified as “available-for-sale” (“AFS”) are carried at fair value with changes in fair value reported in accumulated other comprehensive income (“AOCI”), net of applicable income taxes. Credit- related declines in fair value that are determined to be OTTI are immediately recorded in earnings. Realized gains and losses on sales are included in Other income on a specific identification basis, and interest and dividend income on AFS securities is included in Interest and dividends on interest bearing deposits and investments.

Debt securities classified as “held-to-maturity” (“HTM”) represent securities that the Company has both the ability and the intent to hold until maturity, and are carried at amortized cost. Interest on such securities is included in Interest and dividends on interest bearing deposits and investments.

Debt and marketable equity security purchases and sales are recorded as of the trade date.

Equity securities without readily determinable fair values are generally carried at cost or the equity method of accounting and periodically assessed for OTTI, with the net asset values reduced when impairment is deemed to be other-than-temporary. Equity method investments are recorded at cost, adjusted to reflect the Company’s portion of income, loss or dividend of the investee.

Evaluating Investments for OTTI

An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis.  Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in AOCI for AFS securities, while such losses related to HTM securities are not recorded, as these investments are carried at their amortized cost.

The Company conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other than temporary. The Company accounts for investment impairments in accordance with ASC 320-10-35-34, Investments - Debt and Equity Securities: Recognition of an Other-Than-Temporary Impairment. Under the guidance for debt securities, OTTI is recognized in earnings for debt securities that the Company has an intent to sell or that the Company believes it is more-likely-than-not that it will be required to sell prior to the recovery of the amortized cost basis. For those securities that the Company does not intend to sell or expect to be required to sell, credit-related impairment is recognized in earnings, while the non-credit related impairment is recorded in AOCI.

Amortized cost is defined as the original purchase cost, plus or minus any accretion or amortization of a purchase discount or premium. Regardless of the classification of the securities as AFS or HTM, the Company assesses each investment with an unrealized loss for impairment.

Factors considered in determining whether a loss is temporary include:

-	the length of time that fair value has been below cost;
-	the severity of the impairment or the extent to which fair value has been below cost;
-	the cause of the impairment and the financial condition and the near-term prospects of the issuer;
-	activity in the market of the issuer that may indicate adverse credit conditions; and
-	the Company’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

The Company’s review for impairment generally includes identification and evaluation of investments that have indications of possible impairment, in addition to:

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analysis of individual investments that have fair values less than amortized cost, including consideration of the length of time the investment has been in an unrealized loss position and the expected recovery period;

-	discussion of evidential matter, including an evaluation of factors or triggers that could cause individual investments to qualify as having OTTI and those that would not support OTTI; and
-	documentation of the results of these analyses, as required under business policies.

For equity securities, management considers the various factors described above. If it is determined that the security’s decline in fair value (for equity securities AFS) or cost (for equity securities carried at amortized cost) is other than temporary, the security’s fair value or cost is written down, and the charge recognized in Other income.

Goodwill and Other Identified Intangibles

Goodwill and Other Identified Intangibles

The Company’s goodwill represents the excess of the reorganization equity value over the fair value of tangible and identifiable intangible assets, net of liabilities as of the emergence date.  The goodwill was assigned to reporting units at the date the goodwill was initially recorded.  Once the goodwill was assigned to the segment (or “reporting unit”) level, it no longer retained its association with a particular transaction, and all of the activities within the reporting unit, whether acquired or internally generated, are available to evaluate the value of goodwill.

Goodwill is not amortized but it is subject to impairment testing at the reporting unit on an annual basis, or more often if events or circumstances indicate there may be impairment.  The Company follows guidance in ASU 2011-08, Intangibles – Goodwill and Other (Topic 350), Testing Goodwill for Impairment that includes the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount before performing the two-step impairment test as required in ASC 350, Intangibles – Goodwill and Other.  Examples of qualitative factors to assess include macroeconomic conditions, industry and market considerations, market changes affecting the Company’s products and services, overall financial performance, and company specific events affecting operations.

If the Company does not perform the qualitative assessment or upon performing the qualitative assessment concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, CIT would be required to perform the first step of the two-step goodwill impairment test for that reporting unit.  The first step involves comparing the fair value of the reporting unit with its carrying value, including goodwill as measured by allocated equity.  If the fair value of the reporting unit exceeds its carrying value, goodwill in that unit is not considered impaired.  However, if the carrying value exceeds its fair value, step two must be performed to assess potential impairment.  In step two, the implied fair value of the reporting unit’s goodwill (the reporting unit fair value less its carrying amount, excluding goodwill) is compared with the carrying amount of the goodwill.  An impairment loss would be recorded in the amount that the carrying amount of goodwill exceeds its implied fair value.  Reporting unit fair values are primarily estimated using discounted cash flow models.  See Note 25 for further details.

An intangible asset was recorded in FSA for net above and below market operating lease contracts. These intangible assets are amortized on a straight line basis, resulting in lower rental income (a component of Non-interest Income) over the remaining term of the lease agreements. Management evaluates definite lived intangible assets for impairment when events and circumstances indicate that the carrying amounts of those assets may not be recoverable.

Other Assets

Other Assets

Assets received in satisfaction of loans are initially recorded at fair value and then assessed at the lower of carrying value or estimated fair value less selling costs, with write-downs of the pre-existing receivable reflected in the provision for credit losses. Additional impairment charges, if any, would be recorded in Other Income.

Derivative Financial Instruments

Derivative Financial Instruments

The Company manages economic risk and exposure to interest rate and foreign currency risk through derivative transactions in over-the-counter markets with other financial institutions. The Company does not enter into derivative financial instruments for speculative purposes.

Derivatives utilized by the Company may include swaps, forward settlement contracts, and options contracts. A swap agreement is a contract between two parties to exchange cash flows based on specified underlying notional amounts, assets and/or indices. Forward settlement contracts are agreements to buy or sell a quantity of a financial instrument, index, currency or commodity at a predetermined future date, and rate or price. An option contract is an agreement that gives the buyer the right, but not the obligation, to buy or sell an underlying asset from or to another party at a predetermined price or rate over a specific period of time.

The Company documents at inception all relationships between hedging instruments and hedged items, as well as the risk management objectives and strategies for undertaking various hedges. Upon executing a derivative contract, the Company designates the derivative as either a qualifying hedge or non-qualifying hedge. The designation may change based upon management’s reassessment of circumstances.

The Company utilizes cross-currency swaps and foreign currency forward contracts to hedge net investments in foreign operations. These transactions are classified as foreign currency net investment hedges with resulting gains and losses reflected in AOCI. For hedges of foreign currency net investment positions, the “forward” method is applied whereby effectiveness is assessed and measured based on the amounts and currencies of the individual hedged net investments versus the notional amounts and underlying currencies of the derivative contract. For those hedging relationships where the critical terms of the underlying net investment  and the derivative are identical, and the credit-worthiness of the counterparty to the hedging instrument remains sound, there is an expectation of no hedge ineffectiveness so long as those conditions continue to be met.

The Company also enters into foreign currency forward contracts to manage the foreign currency risk associated with its non US subsidiary’s funding activities and designates these as foreign currency cash flow hedges for which certain components are reflected in AOCI and others recognized in noninterest income when the underlying transaction impacts earnings.

In addition, the company uses foreign currency forward contracts, interest rate swaps, cross currency interest rate swaps, and options to hedge interest rate and foreign currency risks arising from its asset and liability mix. These are treated as economic hedges.

Derivative instruments that qualify for hedge accounting are presented in the balance sheet at their fair values in other assets or other liabilities. Derivatives that do not qualify for hedge accounting are presented in the balance sheet as trading assets or liabilities, with their resulting gains or losses recognized in Other Income. Fair value is based on dealer quotes, pricing models, discounted cash flow methodologies, or similar techniques for which the determination of fair value may require significant management judgment or estimation. The fair value of the derivative is reported on a gross-by-counterparty basis. Valuations of derivative assets and liabilities reflect the value of the instrument including the Company’s and counterparty’s credit risk.

CIT is exposed to credit risk to the extent that the counterparty fails to perform under the terms of a derivative. The Company manages this credit risk by requiring that all derivative transactions be conducted with counterparties rated investment grade at the initial transaction by nationally recognized rating agencies, and by setting limits on the exposure with any individual counterparty. In addition, pursuant to the terms of the Credit Support Annexes between the Company and its counterparties, CIT may be required to post collateral or may be entitled to receive collateral in the form of cash or highly liquid securities depending on the valuation of the derivative instruments as measured on a daily basis.

Fair Value

Fair Value

CIT measures the fair value of its financial assets and liabilities in accordance with ASC 820 Fair Value Measurements, which defines fair value, establishes a consistent framework for measuring fair value and requires disclosures about fair value measurements.  The Company categorizes its financial instruments, based on the priority of inputs to the valuation techniques, according to the following three-tier fair value hierarchy:

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Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that are accessible at the measurement date. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain other securities that are highly liquid and are actively traded in over-the-counter markets;

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Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes derivative contracts and certain loans held-for-sale;

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Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using valuation models, discounted cash flow methodologies or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes highly structured or long-term derivative contracts and structured finance securities where independent pricing information cannot be obtained for a significant portion of the underlying assets or liabilities.

Income Taxes
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Income Taxes

Deferred tax assets and liabilities are recognized for the expected future taxation of events that have been reflected in the Consolidated Financial Statements. Deferred tax assets and liabilities are determined based on the differences between the book values and the tax basis of particular assets and liabilities, using tax rates in effect for the years in which the differences are expected to reverse. A valuation allowance is provided to reduce the reported amount of any net deferred tax assets of a reporting entity if, based upon the relevant facts and circumstances, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company is subject to the income tax laws of the United States, its states and municipalities and those of the foreign jurisdictions in which the Company operates. These tax laws are complex, and the manner in which they apply to the taxpayer’s facts is sometimes open to interpretation. Given these inherent complexities, the Company must make judgments in assessing the likelihood that a beneficial income tax position will be sustained upon examination by the taxing authorities based on the technical merits of the tax position. An income tax benefit is recognized only when, based on management’s judgment regarding the application of income tax laws, it is more likely than not that the tax position will be sustained upon examination. The amount of benefit recognized for financial reporting purposes is based on management’s best judgment of the most likely outcome resulting from examination given the facts, circumstances and information available at the reporting date. The Company adjusts the level of unrecognized tax benefits when there is new information available to assess the likelihood of the outcome. Liabilities for uncertain income tax positions are included in current taxes payable, which is reflected in accrued liabilities and payables. Accrued interest and penalties for unrecognized tax positions are recorded in income tax expense.

Other Comprehensive Income/Loss

Other Comprehensive Income/Loss

Other Comprehensive Income/Loss includes unrealized gains and losses, unless other than temporarily impaired, on AFS investments, foreign currency translation adjustments for both net investment in foreign operations and related derivatives designated as hedges of such investments, changes in fair values of derivative instruments designated as hedges of future cash flows and certain pension and postretirement benefit obligations, all net of tax.

Foreign Currency Translation

Foreign Currency Translation

In addition to U.S. operations, the Company has operations in Canada, Europe and other jurisdictions. The functional currency for foreign operations is generally the local currency. The value of assets and liabilities of these operations is translated into U.S. dollars at the rate of exchange in effect at the balance sheet date. Revenue and expense items are translated at the average exchange rates during the year. The resulting foreign currency translation gains and losses, as well as offsetting gains and losses on hedges of net investments in foreign operations, are reflected in AOCI. Transaction gains and losses resulting from exchange rate changes on transactions denominated in currencies other than the functional currency are included in Other income.

Pension and Other Postretirement Benefits

Pension and Other Postretirement Benefits

CIT has both funded and unfunded noncontributory defined benefit pension and postretirement plans covering certain U.S. and non-U.S. employees, each of which is designed in accordance with the practices and regulations in the related countries. Recognition of the funded status of a benefit plan, which is measured as the difference between plan assets at fair value and the benefit obligation, is included in the balance sheet. The Company recognizes as a component of Other Comprehensive Income, net of tax, the net actuarial gains or losses and prior service cost or credit that arise during the period but are not recognized as components of net periodic benefit cost in the Statement of Operations.

Variable Interest Entities

Variable Interest Entities

A VIE is a corporation, partnership, limited liability company, or any other legal structure used to conduct activities or hold assets. These entities: lack sufficient equity investment at risk to permit the entity to finance its activities without additional subordinated financial support from other parties; have equity owners who either do not have voting rights or lack the ability to make significant decisions affecting the entity’s operations; and/or have equity owners that do not have an obligation to absorb the entity’s losses or the right to receive the entity’s returns.

The Company accounts for its VIEs in accordance with Accounting Standards Update (“ASU”) No. 2009-16, Transfers and Servicing (Topic 860) - Accounting for Transfers of Financial Assets and ASU No. 2009-17, Consolidations (Topic 810) - Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities. ASU 2009-17 amended the VIEs Subsections of ASC Subtopic 810-10 to require former qualified special purpose entities to be evaluated for consolidation and also changed the approach to determining a VIE’s primary beneficiary (“PB”) and required companies to more frequently reassess whether they must consolidate VIEs. Under the new guidance, the PB is the party that has both (1) the power to direct the activities of an entity that most significantly impact the VIE’s economic performance; and (2) through its interests in the VIE, the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

To assess whether the Company has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, the Company considers all facts and circumstances, including its role in establishing the VIE and its ongoing rights and responsibilities. This assessment includes, first, identifying the activities that most significantly impact the VIE’s economic performance; and second, identifying which party, if any, has power over those activities. In general, the parties that make the most significant decisions affecting the VIE (such as asset managers, collateral managers, servicers, or owners of call options or liquidation rights over the VIE’s assets) or have the right to unilaterally remove those decision-makers are deemed to have the power to direct the activities of a VIE.

To assess whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers all of its economic interests, including debt and equity investments, servicing fees, and derivative or other arrangements deemed to be variable interests in the VIE. This assessment requires that the Company apply judgment in determining whether these interests, in the aggregate, are considered potentially significant to the VIE. Factors considered in assessing significance include: the design of the VIE, including its capitalization structure; subordination of interests; payment priority; relative share of interests held across various classes within the VIE’s capital structure; and the reasons why the interests are held by the Company.

The Company performs on-going reassessments of: (1) whether any entities previously evaluated under the majority voting-interest framework have become VIEs, based on certain events, and are therefore subject to the VIE consolidation framework; and (2) whether changes in the facts and circumstances regarding the Company’s involvement with a VIE cause the Company’s consolidation conclusion regarding the VIE to change.

When in the evaluation of  its interest in each VIE it is determined that the Company is considered the primary beneficiary, the VIE’s assets, liabilities and non-controlling interests are consolidated and included in the Consolidated Financial Statements. See Note 9 — Long Term Borrowings for further details.

Noninterest Income

Non-interest Income

Non-interest income is recognized in accordance with relevant authoritative pronouncements and includes rental income on operating leases and other income.  Other income includes (1) factoring commissions, (2)  gains and losses on sales of equipment (3) fee revenues, including fees on lines of credit, letters of credit, capital markets related fees, agent and advisory fees and servicing fees (4) gains and losses on loan and portfolio sales, (5) recoveries on loans charged-off pre-emergence and loans charged-off prior to transfer to AHFS, (6) gains and losses on investments,  (7) gains and losses on derivatives and foreign currency exchange, (8) counterparty receivable accretion, (9) impairment on assets held for sale, and (10) other revenues.

Other Expenses

Other Expenses

Other expenses include (1) depreciation on operating lease equipment, (2) maintenance and other operating lease expenses, (3) operating expenses, which include compensation and benefits, technology costs, professional fees, occupancy expenses, provision for severance and facilities exiting activities, advertising and marketing, and other expenses and (4) losses on debt extinguishments.

Stock-Based Compensation

Stock-Based Compensation

Compensation expense associated with equity-based awards is recognized over the vesting period (requisite service period), generally three years, under the “graded vesting” attribution method, whereby each vesting tranche of the award is amortized separately as if each were a separate award. The cost of awards granted to directors in lieu of cash is recognized using the single-grant approach with immediate vesting and expense recognition. Expenses related to stock-based compensation are included in Operating Expenses.

Earnings Per Share ("EPS")

Earnings per Share (“EPS”)

Basic EPS is computed by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted-average number of common shares outstanding increased by the weighted-average potential impact of dilutive securities.  The Company’s potential dilutive instruments include restricted unvested stock grants, performance stock grants and stock options. The dilutive effect is computed using the treasury stock method, which assumes the conversion of these instruments. However, in periods when there is a net loss, these shares would not be included in the EPS computation as the result would have an anti-dilutive effect.

Accounting for Costs Associated with Exit or Disposal Activities

Accounting for Costs Associated with Exit or Disposal Activities

A liability for costs associated with exit or disposal activities, other than in a business combination, is recognized when the liability is incurred. The liability is measured at fair value, with adjustments for changes in estimated cash flows recognized in earnings.

Consolidated Statements Of Cash Flows

Consolidated Statements of Cash Flows

Unrestricted cash and cash equivalents includes cash and interest-bearing deposits, which are primarily overnight money market investments and short term investments in mutual funds. The Company maintains cash balances principally at financial institutions located in the U.S. and Canada. The balances are not insured in all cases.  Cash and cash equivalents also include amounts at CIT Bank, which are only available for the bank’s funding and investment requirements. Cash inflows and outflows from customer deposits are generally greater than 90 days and are presented on a net basis.  Most factoring receivables are presented on a net basis in the Statements of Cash Flows, as factoring receivables are generally less than 90 days.

Cash receipts and cash payments resulting from purchases and sales of loans, securities, and other financing and leasing assets are classified as operating cash flows in accordance with ASC 230-10-45-21 when these assets are originated/acquired and designated specifically for resale.

Activity for loans originated or acquired for investment purposes, including those subsequently transferred to AHFS, is classified in the investing section of the statement of cash flows in accordance with ASC 230-10-45-12 and 230-10-45-13. The vast majority of the Company’s loan originations are for investment purposes.  Cash receipts resulting from sales of loans, beneficial interests and other financing and leasing assets that were not specifically originated and/or acquired and designated for resale are classified as investing cash inflows regardless of subsequent classification.

Activity of the discontinued operation is included in various line items of the Statements of Cash Flows.

Fresh Start Accounting

Fresh Start Accounting

The consolidated financial statements include the effects of adopting Fresh Start Accounting (“FSA”) upon the Company’s emergence from bankruptcy on December 10, 2009, based on a convenience date of December 31, 2009 (the “Convenience Date”), as required by U.S. GAAP.  Accretion and amortization of certain FSA adjustments are included in the consolidated Statements of Operations and Cash Flows.

Interest income includes a component of accretion of the fair value discount on loans and lease receivables recorded in connection with FSA. For finance receivables that were not considered impaired at the FSA date and for which cash flows were evaluated based on contractual terms, the discount is accreted using the effective interest method as a yield adjustment over the remaining term of the loan and recorded in Interest Income. If the finance receivable is prepaid, the remaining accretable balance is recognized in Interest Income. If the finance receivable is sold, the remaining discount is considered in the determination of the resulting gain or loss. If the finance receivable is subsequently classified as non-accrual, accretion of the discount ceases.

For finance receivables that were considered impaired at the FSA date and for which the cash flows were evaluated based on expected cash flows that were less than contractual cash flows, there is an accretable and a non-accretable discount. The accretable discount is accreted using the effective interest method as a yield adjustment over the remaining term of the loan and recorded in Interest Income. The non-accretable discount reflects the present value of the difference between the excess of cash flows contractually required to be paid and expected cash flows (i.e. credit component). The non-accretable discount is recorded as a reduction to finance receivables and serves to reduce future charge-offs or is reclassified to accretable discount should expected cash flows improve. The accretable discount on finance receivables that are on non-accrual does not accrete until the account returns to performing status.    Operating lease equipment purchased prior to emergence from bankruptcy in 2009 was recorded at estimated fair value at emergence and is carried at that new basis less accumulated depreciation.

Revisions

Revisions

In preparing the interim financial statements for September 30, 2013, the Company discovered and corrected in its third quarter report on Form 10-Q an immaterial error impacting the classification of cash and due from banks and interest bearing deposits in the amount of $430 million as of December 31, 2012. Subsequently, in preparing the financial statements for the quarter ended March 31, 2014, the Company discovered and corrected an immaterial error impacting the classification of Interest Bearing Deposits and Cash and due from Banks in the amounts of $300 million as of December 31, 2013 and revised its previous adjustment for December 31, 2012.  The reclassification errors had no impact on the Company’s statements of operations or cash flows for any periods.

The Company also discovered and corrected an immaterial error impacting the classification of railcar maintenance expenses. Management determined that railcar maintenance expenses, which reduced “Rental income on operating leases”, should be reflected as a separate line item in the “Other expenses” section of the Company's Consolidated Statement of Operations (i.e., gross presentation). These classification errors had no impact on the Company’s Consolidated Balance Sheet or Consolidated Statement of Cash Flows in any period.

New Accounting Pronouncements

NEW ACCOUNTING PRONOUNCEMENTS

Foreign Currency Matters

In March 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-05, Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity, which provides that a cumulative translation adjustment (“CTA”) is attached to the parent’s investment in a foreign entity and should be released in a manner consistent with the derecognition guidance on investments in entities. Thus, the entire amount of the CTA associated with the foreign entity would be released when there has been a:

•	Sale of a subsidiary or group of net assets within a foreign entity and the sale represents the substantially complete liquidation of the investment in the foreign entity.
•	Loss of a controlling financial interest in an investment in a foreign entity (i.e., the foreign entity is deconsolidated).
•	Step acquisition for a foreign entity (i.e., when an entity has changed from applying the equity method for an investment in a foreign entity to consolidating the foreign entity).

The ASU does not change the requirement to release a pro rata portion of the CTA of the foreign entity into earnings for a partial sale of an equity method investment in a foreign entity.

The guidance is effective for fiscal years (and interim periods within those fiscal years) beginning on or after December 15, 2013, with early adoption permitted. The ASU should be applied prospectively from the beginning of the fiscal year of adoption. The adoption of this guidance will not have a significant impact on CIT’s financial statements or disclosures.

Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists

In July 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the FASB Emerging Issues Task Force). This pronouncement amends guidance on exceptions as to when an unrecognized tax benefit should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward.

To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any income taxes that would result from the disallowance of a tax position, or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The amended guidance is effective for fiscal years (and interim periods within those fiscal years) beginning on or after December 15, 2013, with early adoption permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of this guidance will not have a significant impact on CIT’s financial statements or disclosures.